Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 31,760	$ 38,642
Cost of revenues	17,957	21,530
Gross profit	13,803	17,112
Other expenses (income):
Sales and marketing	4,903	5,515
General and administrative	11,404	7,815
Research and development	1,864	1,963
Interest expense, net	2,310	2,219
Interest expense - related party	297	19
Amortization of intangible assets	1,796	1,858
Uncollectible receivable - related party	3,862	0
Impairment loss on intangible assets	875	281
Impairment loss on goodwill	168	47,088
Impairment loss on equipment	0	273
Legal settlement	2,048	0
Change in fair value of contingent consideration	242	3,380
Change in fair value of warrants liability	525	0
Loss on extinguishment of debt - related party	2,142	0
Other expenses (income), net	58	(112)
Total other expenses	32,494	70,299
Loss before income taxes	(18,691)	(53,187)
Benefit from income taxes	(3,038)	(2,969)
Net loss	(15,653)	(50,218)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	200	108
Unrealized gain on cash flow hedges, net of taxes of $(59) and $(45), respectively	97	73
Other comprehensive income	297	181
Comprehensive loss	$ (15,356)	$ (50,037)
Net loss per common share:
Basic and diluted (in dollars per share)	$ (1.03)	$ (2.76)
Weighted average shares used to compute net loss per common share:
Basic and diluted (in shares)	20,714,531	18,205,586